20. Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

20.	Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	2020	2019	2018
United States	$(7,525)	$(4,926)	$(6,946)
Foreign Countries	1,718	(10,130)	1,141
	$(5,807)	$(15,056)	$(5,805)

The provision for income taxes consists of the following for the years ended December 31:

	2020	2019	2018
Current tax:
Federal tax	$–	$–	$–
State tax	12	7	7
Foreign countries	827	275	408
Total current tax	839	282	415
Deferred tax:
Federal tax	$(22)	(9)	15
State tax	–	(4)	–
Foreign countries	(359)	(177)	(98)
Total deferred tax	(381)	(190)	(83)
Total provision for income taxes	$458	$92	$332

The reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate for the years ended December 31 is as follows:

	2020	2019	2018
Provision for income taxes at U.S. Federal statutory rate	$(1,219)	$(3,161)	$(1,219)
State taxes, net of federal benefit	(411)	(944)	(168)
Foreign taxes at different rate	458	314	902
Non-deductible expenses	211	(936)	(231)
Tax law changes	–	–	188
Valuation allowance	2,150	6,463	45,870
Other	(743)	(209)	–
Disposition of subsidiaries	–	–	(45,193)
Share Based Compensation	12	12	579
Gain on debt modification	–	–	(396)
Reversal of tax penalty	–	(1,447)	–
	$458	$92	$332

Deferred income taxes reflect the net tax effects of loss carry forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities for federal, state and foreign income taxes are as follows at December 31 are presented below:

	2020	2019
Deferred tax assets:
Net operating loss carry forwards	$78,319	$77,101
Temporary differences due to accrued warranty costs	138	467
Investment in subsidiaries	4,459	3,670
Credits	16	16
Allowance for bad debts	1,545	1,502
Fair value adjustment arising from subsidiaries acquisition	29	806
Stock compensation	820	858
Unrealized loss on derivatives	5,109	5,095
Unrealized investment loss	4,390	5,409
Impairment of property, plant and equipment, and project assets	541	1,464
Other temporary differences	6,841	3,646
Valuation allowance	(102,125)	(99,976)
Total deferred tax assets	82	58
Deferred tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	(3,966)	(3,227)
Other	–	(279)
Total deferred tax liabilities	(3,966)	(3,506)
Net deferred tax liabilities	$(3,884)	$(3,448)

As of December 31, 2020, the Group had a net operating loss carry forward for federal income tax purposes of approximately $323,241 which will start to expire in the year 2028. The Group had a total state net operating loss carry forward of approximately $216,675, which will start to expire in the year 2021. The Group has foreign net operating loss carry forward of $11,182, some of which begin to expire in 2021. The Group had a federal AMT credit of $16, which does not expire.

Utilization of the federal and state net operating losses is subject to certain annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. However, the annual limitation may be anticipated to result in the expiration of net operating losses and credits before utilization.

The Group recognizes deferred tax assets if it is more likely than not that those deferred tax assets will be realized. Management reviews deferred tax assets periodically for recoverability and makes estimates and judgments regarding the expected geographic sources of taxable income in assessing the need for a valuation allowance to reduce deferred tax assets to their estimated realizable value. Realization of the Group’s deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Because of the Group’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance in the U.S. The valuation allowance increased by $2,150, $6,453 and $45,870 during the years ended December 31, 2020, 2019 and 2018, respectively.

The Group had no unrecognized tax benefits as of December 31, 2020 and 2019, respectively. The Group currently files income tax returns in the U.S., as well as California, Hawaii, New Jersey, and certain other foreign jurisdictions. The Group is currently not the subject of any income tax examinations. The Group’s tax returns generally remain open for tax years after 2011.

The Group has analyzed the impact of adopting ASC 606 on the Group's financial statements and disclosures. There is no material impact on the financial statements of adopting ASC 606. Therefore, there is no material tax impact either.

The Coronavirus Aid, Relief and Economy Security (CARES) Act (“the CARES Act, H.R. 748”) was signed into law on 27 March 2020. The CARES Act temporarily eliminates the 80% taxable income limitation (as enacted under the Tax Cuts and Jobs Act of 2017) for NOL deductions for 2018-2020 tax years and reinstated NOL carrybacks for the 2018-2020 tax years. Moreover, the CARES Act also temporarily increases the business interest deduction limitations from 30% to 50% of adjusted taxable income for the 2019 and 2020 taxable year. Lastly, the Tax Act technical correction classifies qualified improvement property as 15-year recovery period, allowing the bonus depreciation deduction to be claimed for such property retroactively as if it was included in the Tax Act at the time of enactment. The company does not anticipate a material impact on its financial statements as of December 31, 2020 due to the recent enactment.